Summary of Stock Options Outstanding by Exercise Price Range (Detail) (USD $)	6 Months Ended
	Jun. 30, 2011 Month Year	Dec. 31, 2010
Options Outstanding at September 30, 2011	2,481,828	3,141,580
Options Outstanding Weighted Average Remaining Life (months)	78
Options Outstanding Weighted Average Exercise Price	$ 12.57	$ 12.68
Options Exercisable at September 30, 2011	1,609,019
Options Exercisable Weighted Average Remaining Life (months)	65
Options Exercisable Weighted Average Exercise Price	$ 11.46
Range 1
Range of Exercise Prices, Lower Range	$ 5.00
Range of Exercise Prices, Upper Range	$ 5.00
Options Outstanding at September 30, 2011	60,000
Options Outstanding Weighted Average Remaining Life (months)	23
Options Outstanding Weighted Average Exercise Price	$ 5.00
Options Exercisable at September 30, 2011	60,000
Options Exercisable Weighted Average Remaining Life (months)	23
Options Exercisable Weighted Average Exercise Price	$ 5.00
Range 2
Range of Exercise Prices, Lower Range	$ 6.41
Range of Exercise Prices, Upper Range	$ 8.16
Options Outstanding at September 30, 2011	1,251,934
Options Outstanding Weighted Average Remaining Life (months)	69
Options Outstanding Weighted Average Exercise Price	$ 6.55
Options Exercisable at September 30, 2011	954,457
Options Exercisable Weighted Average Remaining Life (months)	63
Options Exercisable Weighted Average Exercise Price	$ 6.59
Range 3
Range of Exercise Prices, Lower Range	$ 11.66
Range of Exercise Prices, Upper Range	$ 12.53
Options Outstanding at September 30, 2011	483,964
Options Outstanding Weighted Average Remaining Life (months)	99
Options Outstanding Weighted Average Exercise Price	$ 12.47
Options Exercisable at September 30, 2011	143,765
Options Exercisable Weighted Average Remaining Life (months)	90
Options Exercisable Weighted Average Exercise Price	$ 12.32
Range 4
Range of Exercise Prices, Lower Range	$ 15.90
Range of Exercise Prices, Upper Range	$ 15.90
Options Outstanding at September 30, 2011	61,900
Options Outstanding Weighted Average Remaining Life (months)	79
Options Outstanding Weighted Average Exercise Price	$ 15.90
Options Exercisable at September 30, 2011	61,900
Options Exercisable Weighted Average Remaining Life (months)	67
Options Exercisable Weighted Average Exercise Price	$ 15.90
Range 5
Range of Exercise Prices, Lower Range	$ 17.67
Range of Exercise Prices, Upper Range	$ 19.87
Options Outstanding at September 30, 2011	155,863
Options Outstanding Weighted Average Remaining Life (months)	67
Options Outstanding Weighted Average Exercise Price	$ 19.75
Options Exercisable at September 30, 2011	155,863
Options Exercisable Weighted Average Remaining Life (months)	67
Options Exercisable Weighted Average Exercise Price	$ 19.75
Range 6
Range of Exercise Prices, Lower Range	$ 23.27
Range of Exercise Prices, Upper Range	$ 24.00
Options Outstanding at September 30, 2011	140,367
Options Outstanding Weighted Average Remaining Life (months)	58
Options Outstanding Weighted Average Exercise Price	$ 23.98
Options Exercisable at September 30, 2011	140,367
Options Exercisable Weighted Average Remaining Life (months)	58
Options Exercisable Weighted Average Exercise Price	$ 23.98
Range 7
Range of Exercise Prices, Lower Range	$ 26.26
Range of Exercise Prices, Upper Range	$ 27.94
Options Outstanding at September 30, 2011	276,300
Options Outstanding Weighted Average Remaining Life (months)	108
Options Outstanding Weighted Average Exercise Price	$ 27.68
Options Exercisable at September 30, 2011	45,000
Options Exercisable Weighted Average Remaining Life (months)	71
Options Exercisable Weighted Average Exercise Price	$ 26.35
Range 8
Range of Exercise Prices, Lower Range	$ 29.88
Range of Exercise Prices, Upper Range	$ 29.88
Options Outstanding at September 30, 2011	40,000
Options Outstanding Weighted Average Remaining Life (months)	83
Options Outstanding Weighted Average Exercise Price	$ 29.88
Options Exercisable at September 30, 2011	40,000
Options Exercisable Weighted Average Remaining Life (months)	83
Options Exercisable Weighted Average Exercise Price	$ 29.88
Range 9
Range of Exercise Prices, Lower Range	$ 34.19
Range of Exercise Prices, Upper Range	$ 34.19
Options Outstanding at September 30, 2011	11,500
Options Outstanding Weighted Average Remaining Life (months)	84
Options Outstanding Weighted Average Exercise Price	$ 34.19
Options Exercisable at September 30, 2011	7,667
Options Exercisable Weighted Average Remaining Life (months)	84
Options Exercisable Weighted Average Exercise Price	$ 34.19